Business Combinations And Discontinued Operations (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Business Combinations And Discontinued Operations [Abstract]
Acquisitions, net	$ 91,569	$ 43,299	$ 49,593